Deferred Revenue (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Deferred Revenue [Abstract]
Project A	$ 567,760	$ 0
Other prepaid expenses	88,116	48,130
Total	$ 655,876	$ 48,130